Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000015968
Account Value [Line Items]
Line Graph and Table Measure Name			Defensive Strategy Fund, Class F Shares
Accumulated Value		$ 100,000		$ 102,441	$ 103,925	$ 106,780	$ 107,600	$ 114,044	$ 114,508	$ 113,820	$ 119,661	$ 126,430	$ 132,821
C000015969
Account Value [Line Items]
Line Graph and Table Measure Name			Defensive Strategy Fund, Class I Shares
Accumulated Value		100,000		102,088	103,295	105,813	106,372	112,585	112,684	111,698	117,266	123,472	129,394
C000015961
Account Value [Line Items]
Line Graph and Table Measure Name			Defensive Strategy Allocation Fund, Class F Shares
Accumulated Value		100,000		112,152	116,665	127,420	107,008	112,233	112,434	113,015	119,775	125,620	130,643
C000015964
Account Value [Line Items]
Line Graph and Table Measure Name			Conservative Strategy Fund, Class F Shares
Accumulated Value		100,000		104,222	107,190	110,450	108,597	120,231	122,101	119,507	127,057	135,051	143,879
C000093799
Account Value [Line Items]
Line Graph and Table Measure Name			Conservative Strategy Fund, Class D Shares
Accumulated Value		150,000		155,324	158,382	161,995	158,063	173,719	174,835	169,908	179,482	189,153	200,196
C000015965
Account Value [Line Items]
Line Graph and Table Measure Name			Conservative Strategy Fund, Class I Shares
Accumulated Value		100,000		104,087	106,682	109,699	107,621	118,763	120,363	117,501	124,677	132,127	140,549
C000015959
Account Value [Line Items]
Line Graph and Table Measure Name			Conservative Strategy Allocation Fund, Class F Shares
Accumulated Value		100,000		111,571	116,008	127,352	110,213	139,472	151,882	143,096	158,658	172,740	181,810
C000015956
Account Value [Line Items]
Line Graph and Table Measure Name			Moderate Strategy Fund, Class F Shares
Accumulated Value		100,000		106,679	111,349	115,492	111,508	129,705	133,991	127,795	136,844	145,866	159,534
C000093798
Account Value [Line Items]
Line Graph and Table Measure Name			Moderate Strategy Fund, Class D Shares
Accumulated Value		150,000		158,726	164,574	169,291	162,354	187,363	192,261	181,905	193,526	204,735	222,109
C000015957
Account Value [Line Items]
Line Graph and Table Measure Name			Moderate Strategy Fund, Class I Shares
Accumulated Value		100,000		106,316	110,834	114,545	110,422	127,985	131,959	125,499	134,091	142,625	155,604
C000015963
Account Value [Line Items]
Line Graph and Table Measure Name			Moderate Strategy Allocation Fund, Class F Shares
Accumulated Value		100,000		112,348	121,186	130,055	112,310	148,531	161,807	155,814	175,442	190,506	205,572
C000015946
Account Value [Line Items]
Line Graph and Table Measure Name			Aggressive Strategy Fund, Class F Shares
Accumulated Value		100,000		112,749	126,123	126,658	112,548	161,427	164,969	152,935	176,727	189,661	227,056
C000093796
Account Value [Line Items]
Line Graph and Table Measure Name			Aggressive Strategy Fund, Class D Shares
Accumulated Value		150,000		167,866	186,424	185,749	163,844	233,268	236,411	217,777	249,584	265,819	315,986
C000015947
Account Value [Line Items]
Line Graph and Table Measure Name			Aggressive Strategy Fund, Class I Shares
Accumulated Value		100,000		112,381	125,416	125,636	111,319	159,334	162,351	150,222	173,092	185,313	221,409
C000015958
Account Value [Line Items]
Line Graph and Table Measure Name			Tax-Managed Aggressive Strategy Fund, Class F Shares
Accumulated Value		100,000		114,513	130,544	132,734	114,457	177,239	187,879	178,429	213,280	222,267	260,558
C000015966
Account Value [Line Items]
Line Graph and Table Measure Name			Core Market Strategy Fund, Class F Shares
Accumulated Value		100,000		108,652	116,438	118,861	112,252	142,247	144,828	134,827	147,777	157,061	178,126
C000015967
Account Value [Line Items]
Line Graph and Table Measure Name			Core Market Strategy Fund, Class I Shares
Accumulated Value		100,000		108,374	115,964	118,631	112,655	143,572	146,460	137,214	151,147	160,884	183,121
C000015960
Account Value [Line Items]
Line Graph and Table Measure Name			Core Market Strategy Allocation Fund, Class F Shares
Accumulated Value		100,000		114,551	130,568	132,706	114,388	177,059	187,647	178,183	212,914	221,929	260,139
C000015954
Account Value [Line Items]
Line Graph and Table Measure Name			Market Growth Strategy Fund, Class F Shares
Accumulated Value		100,000		110,151	119,977	121,687	111,950	148,946	152,989	142,612	159,629	170,290	197,786
C000093797
Account Value [Line Items]
Line Graph and Table Measure Name			Market Growth Strategy Fund, Class D Shares
Accumulated Value		150,000		164,058	177,403	178,577	163,121	215,328	219,610	203,158	225,604	238,897	275,481
C000015955
Account Value [Line Items]
Line Graph and Table Measure Name			Market Growth Strategy Fund, Class I Shares
Accumulated Value		100,000		109,937	119,405	120,819	110,898	147,171	150,727	140,171	156,437	166,573	193,030
C000015962
Account Value [Line Items]
Line Graph and Table Measure Name			Market Growth Strategy Allocation Fund, Class F Shares
Accumulated Value		100,000		114,548	130,568	132,739	114,375	177,133	187,863	178,363	213,143	222,140	260,384
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		150,000		150,661	152,473	159,305	173,537	174,769	167,513	159,500	162,208	170,123	177,521
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		150,000		150,661	152,473	159,305	173,537	174,769	167,513	159,500	162,208	170,123	177,521
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]		S&P 500 Index (USD) (TR)
Accumulated Value		150,000		175,758	200,350	219,376	204,069	319,064	368,985	340,468	442,204	478,693	563,917
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		100,000		100,441	101,649	106,203	115,691	116,513	111,675	106,333	108,139	113,416	118,347
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20]		S&P 500 Index (USD) (TR)
Accumulated Value		150,000		175,758	200,350	219,376	204,069	319,064	368,985	340,468	442,204	478,693	563,917
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		117,172	133,567	146,251	136,046	212,710	245,990	226,979	294,802	319,129	375,945
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[23]		70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Accumulated Value		100,000		102,056	103,934	106,896	109,480	115,927	114,199	114,416	120,827	127,652	134,932
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[24]		70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Accumulated Value		100,000		102,056	103,934	106,896	109,480	115,927	114,199	114,416	120,827	127,652	134,932
80/20 ICE US 3 Mon T-Bill, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name			80/20 ICE US 3 Mon T-Bill, ICE USHYC
Accumulated Value		100,000		103,492	105,175	108,227	108,631	113,440	113,447	115,010	122,385	129,120	135,032
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[25]		70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		103,557	106,902	110,295	112,159	124,378	122,651	120,966	129,159	136,698	146,857
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[26]		70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		150,000		155,336	160,354	165,442	168,238	186,567	183,977	181,449	193,738	205,047	220,286
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[27]		70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		103,557	106,902	110,295	112,159	124,378	122,651	120,966	129,159	136,698	146,857
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Account Value [Line Items]
Line Graph and Table Measure Name			50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Accumulated Value		100,000		113,594	122,978	131,776	125,163	167,291	180,128	172,725	205,602	221,106	247,016
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[28]		35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		105,810	111,709	115,890	116,134	137,555	137,412	132,663	145,054	153,647	168,939
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[29]		35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		150,000		158,714	167,563	173,835	174,201	206,332	206,118	198,995	217,581	230,470	253,408
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[30]		35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		105,810	111,709	115,890	116,134	137,555	137,412	132,663	145,054	153,647	168,939
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	[31]		60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Accumulated Value		100,000		114,234	125,637	134,658	126,787	176,711	193,193	184,029	223,510	240,516	273,479
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	[32]		50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Accumulated Value		100,000		112,990	126,607	131,840	122,036	176,312	184,430	172,437	204,508	217,981	255,900
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	[33]		50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Accumulated Value		150,000		169,484	189,910	197,760	183,054	264,469	276,644	258,656	306,762	326,972	383,850
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	[34]		50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Accumulated Value		100,000		112,990	126,607	131,840	122,036	176,312	184,430	172,437	204,508	217,981	255,900
80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name	[35]		80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Accumulated Value		100,000		116,383	132,210	141,878	130,375	199,254	224,352	209,752	265,666	286,439	337,617
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[36]		50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		108,097	116,693	121,666	120,029	151,695	153,450	144,762	161,947	171,610	193,048
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[37]		50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		108,097	116,693	121,666	120,029	151,695	153,450	144,762	161,947	171,610	193,048
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name	[38]		75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Accumulated Value		100,000		116,377	131,593	141,012	129,579	195,768	218,850	205,118	257,818	277,926	326,037
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[39]		40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		109,632	119,888	124,706	120,355	158,871	162,185	152,675	173,793	184,497	210,745
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[40]		40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		150,000		164,448	179,832	187,059	180,533	238,306	243,278	229,013	260,689	276,745	316,118
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Account Value [Line Items]
Line Graph and Table Measure Name	[41]		40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Accumulated Value		100,000		109,632	119,888	124,706	120,355	158,871	162,185	152,675	173,793	184,497	210,745
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Account Value [Line Items]
Line Graph and Table Measure Name	[42]		75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Accumulated Value		$ 100,000		$ 116,377	$ 131,593	$ 141,012	$ 129,579	$ 195,768	$ 218,850	$ 205,118	$ 257,818	$ 277,926	$ 326,037

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	ACWI – All Country World Index
[24]	ACWI – All Country World Index
[25]	ACWI – All Country World Index
[26]	ACWI – All Country World Index
[27]	ACWI – All Country World Index
[28]	ACWI – All Country World Index
[29]	ACWI – All Country World Index
[30]	ACWI – All Country World Index
[31]	EAFE – Europe, Australasia, and the Far East
[32]	ACWI – All Country World Index
[33]	ACWI – All Country World Index
[34]	ACWI – All Country World Index
[35]	EAFE – Europe, Australasia, and the Far East
[36]	ACWI – All Country World Index
[37]	ACWI – All Country World Index
[38]	EAFE – Europe, Australasia, and the Far East
[39]	ACWI – All Country World Index
[40]	ACWI – All Country World Index
[41]	ACWI – All Country World Index
[42]	EAFE – Europe, Australasia, and the Far East